Consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 361,375	$ 337,366	$ 297,662
Cost of revenue	61,846	65,948	51,723
Gross profit	299,529	271,418	245,939
Operating expenses:
Research and development	90,720	92,563	79,298
Sales and marketing	161,208	174,599	159,365
General and administrative	62,710	51,161	52,616
Impairment of intangible assets	0	27,629	0
Total operating expenses	314,638	345,952	291,279
Operating loss	(15,109)	(74,534)	(45,340)
Financial income (expenses), net	20,163	3,624	(19,513)
Income (loss) before income taxes	5,054	(70,910)	(64,853)
Income taxes	(1,373)	(577)	(159)
Net income (loss)	$ 3,681	$ (71,487)	$ (65,012)
Basic net income (loss) per share attributable to ordinary shareholders	$ 0.1	$ (1.94)	$ (1.81)
Basic weighted average ordinary shares	38,066,203	36,856,140	35,955,014
Diluted net income (loss) per share attributable to ordinary shareholders	$ 0.09	$ (1.94)	$ (1.81)
Diluted weighted average ordinary shares	39,151,047	36,856,140	35,955,014